Prepaids and Other Current Assets (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 21, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Prepaid launch costs			$ 2,150,000	$ 2,390,000
Default of prior payments	$ 8,700,000
Impairment charge		$ 8,700,000
Prepaid launch costs				$ 2,390,000	$ 1,932,050